INTANGIBLE ASSETS - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment recognised	£ 0	£ 0
Personal Financial Services
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate applied to cash flow projections	16.50%	16.70%
Private Banking
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate applied to cash flow projections	15.10%	14.60%
Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible assets under development	£ 99,000,000	£ 157,000,000
Impairment charge	5,000,000	0
Computer software | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets under development	£ 20,000,000	£ 35,000,000